Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its facilities and certain equipment under various operating leases which expire at various dates through fiscal 2020 and require us to pay a portion of the related operating expenses such as maintenance, property taxes, and insurance. There have been no material changes to our lease arrangements during the three months ended March 31, 2014. Please refer to Note 15 to the audited consolidated financial statements for the year ended December 31, 2013, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 31, 2014.

Rent expense for the three months ended March 31, 2014 and 2013, was $132,000 and $185,000, respectively.

Apex Earn Out Obligations - If EBITDA (as uniquely defined in the Purchase Agreement), of Apex for the twelve months ending July 31, 2013 (“2013 EBITDA”), is equal to or less than CDN$2,000,000, Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less CDN$5,000,000 (“2013 EBITDA Basic Earn-Out Amount”), up to a maximum of CDN$3,000,000. An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the “Note”).

Under the terms of the Note, Apex will pay the principal sum due on the Note in eight quarterly payments (“Installment Dates”). Interest from and after August 1, 2013, shall be paid in arrears on the last day of each calendar quarter commencing on January 31, 2014. The note terms assumes the 2013 Basic EBITDA Earn-Out Amount would be finalized by October 31, 2013. As of April 30, 2014, the 2013 EBITA Basic Earn-Out Amount has not been finalized. The interest rate shall be determined as follows:

(i)	9% per annum, calculated and compounded quarterly before November 1, 2014; and

(ii)	11% per annum, calculated and compounded quarterly after October 31, 2014;

(iii)
except, however, that, if, during the term of the Note, the Company raises Net Equity Capital (as defined in the Note) in an amount greater than CDN$5,000,000 and this Note is not repaid in full within 30 days from the date that the Company receives such Net Equity Capital, the interest rate otherwise provided in the Note shall be 15% per annum from the end of such 30-day period to the first anniversary thereof and 20% per annum thereafter to the date of payment in full.

The Note is convertible, only on each Installment Date, at the option of the Note holder, into shares of our common stock at a conversion price that is equal to the greater of the market price of our common stock on the day prior to the conversion, or $1.00. The shares issuable under the Note will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

The fair value of the earn-out was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date). At September 30, 2013, the calculated earn-out payment due under the Purchase Agreement was reduced to CDN$341,000 (US$331,000). The adjustment of CDN$735,000 (US$713,000) was recorded as a separate component of operating expenses in the Company’s Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2013. On October 31, 2013 the Sellers disputed the Company’s calculation of the Earn-Out Payment due and has stated the payment should be $1.6 million. Per the terms of the agreement, both parties have agreed on an accounting expert to issue a report on the earn-out calculation. The accounting expert has not completed their analysis as of the date of this filing. The current balance is reported at its estimated fair value. As of March 31, 2014, there is CDN$341,000 (US$308,000) recorded as potential additional purchase consideration in the unaudited condensed consolidated financial statements.

The Company entered into an employment agreement with Donald Dalicandro, the Former Chief Executive Officer of Apex, as a result of the Apex acquisition. The agreement calls for annual bonus upon achieving certain results of operation at Apex for the 12 months ending July 31, 2013, 2014, and 2015. Such bonuses are considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not his employment is retained. The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date). At March 31, 2014, there is CDN$160,000 (US$144,000) recorded in accrued earn out consideration in the unaudited condensed consolidated financial statements.

Apex Escrow Obligation - As part of the Apex Purchase Agreement, from the Closing Date up until the expiry of the bonus period, the Company is obligated to escrow 25% of any Equity Capital raised in excess of $500,000. The funds in the escrow are to be used to pay the 2013 EBITDA Basic Earn-Out and the 2013 EBITDA Additional Earn-Out and the additional bonus consideration. In December 2012, the Company raised $7,042,000 as part of the Series D Purchase Agreement. In August 2013, the Company raised $1,756,000 as part of the Common Stock Purchase Agreement. In November 2013, the Company raised $4,090,000 as part of the Series E Purchase Agreement. These funds have not been placed into escrow pending agreement between the Company and the sellers of Apex regarding the financial institution that will escrow the funds, the amount of funds that are to be placed in escrow and the escrow agreement itself.

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations. These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business. The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers. The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances. No material indemnification liabilities were accrued at March 31, 2014.

The Company has an employment agreement with one of our executive officers as of March 31, 2014. The agreement does not provide for any material, out of ordinary course of business provisions or benefits.

The Company had an employment agreement with Donald Dalicandro, the former Chief Executive Officer of Apex, as a result of the Apex acquisition. As of July 31, 2013, the Company and Mr. Dalicandro agreed to separation terms. Per the separation agreement, it would provide for normal pro-rata salary payments twice monthly, including receiving various employee benefits, to cover the transition period August 1, 2013 through October 31, 2013 and the severance period, November 1, 2013 through April 30, 2014.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its facilities and certain equipment under various operating leases which expire at various dates through fiscal 2020 and require us to pay a portion of the related operating expenses such as maintenance, property taxes, and insurance. Certain facilities contain renewal options for varying periods. In most cases, management expects that in the normal course of business, leases will be renewed or replaced by other leases. Certain facilities leases have free or escalating rent payment provisions.  Rent expense under such leases is recognized on a straight-line basis over the lease term.

The corporate headquarters and sales operations, including sales administration, software development, depot operation and the financial management were located in Foothill Ranch, California where the Company leased 7,500 square feet of office space which expired in July 2012.  In May 2012, the Company entered into a new office lease agreement for 10,325 square feet beginning in July 2012, the lease expires in July 2017.  The property is located in Irvine, California. The current monthly rental expense is approximately $13,000.

In addition, the Company leased 4,100 square feet in Shelton, Connecticut for its East coast sales and operations which expires in April 2015.  In September 2012, the Company notified the landlord of its early termination of the lease as of April 2013.  The Company also leases 6,800 square feet in Edison, New Jersey under a lease which expires in December 2014.  The current monthly rental expense is approximately $4,200.  In December 2013, the Company notified the landlord of its early termination of the lease as of March 2014.  The Company has a sales and administrative office located in Alpharetta, Georgia where it leases 5,100 square feet for general office purposes under a lease which expires in July 2018.  In addition, the Company has a lease for 4,800 square feet in Alpharetta, Georgia for its technology lab center which expired in April 2012.  During April, the lease was extended for an additional 3 years until April 2015, under the same terms and conditions. The current monthly rental expense for the sales and administrative office and the technology lab is approximately $13,000.

Effective upon the Closing Date of the purchase of Apex in June 2012, the Company assumed Apex’s lease of 7,800 square feet in Burlington, Ontario, Canada, which expires in March 2016. The current monthly rental expense is approximately CDN$10,000 per month.

Effective upon the Illume Mobile Closing Date, the Company assumed the Illume Mobile lease of 10,000 square feet in Tulsa, Oklahoma which expired in September 2013, with the same terms and conditions as the underlying lease.  In May 2013, the Company entered into a new office lease agreement for 6,358 square feet beginning in September 2013, the lease expires in August 2020.  The current monthly rental expense is approximately $6,000.

Certain of our lease agreements provide options to extend the lease for additional specified periods.
Rent expense for the years ended December 31, 2013 and 2012, was $674,000 and $549,000, respectively.

The aggregate remaining future minimum payments under these leases expiring after December 31, 2013, are as follows (in thousands):

Years ending December 31:	Amount

2014	$558
2015	529
2016	404
2017	304
2018	158
Thereafter	142

$2,095

Apex Earn Out Obligations - If EBITDA (as uniquely defined in the agreement), of Apex for the twelve months ending July 31, 2013 (“2013 EBITDA”), is equal to or less than CDN$2,000,000, Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less CDN$5,000,000 (“2013 EBITDA Basic Earn-Out Amount”), up to a maximum of CDN$3,000,000.  An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the “Note”).

Under the terms of the Note, Apex will pay the principal sum due on the Note in eight quarterly payments beginning on January 31, 2014 (“Installment Dates”). Interest from and after August 1, 2013, shall be paid in arrears on the last day of each calendar quarter commencing on January 31, 2014. The interest rate shall be determined as follows:

(i)	9% per annum, calculated and compounded quarterly before November 1, 2014; and

(ii)	11% per annum, calculated and compounded quarterly after October 31, 2014;

(iii)
except, however, that, if, during the term of the Note, the Company raises Net Equity Capital (as defined in the Note) in an amount greater than CDN$5,000,000 and this Note is not repaid in full within 30 days from the date that the Company receives such Net Equity Capital, the interest rate otherwise provided in the Note shall be 15% per annum from the end of such 30-day period to the first anniversary thereof and 20% per annum thereafter to the date of payment in full.

The Note is convertible, only on each Installment Date, at the option of the Note holder, into shares of our common stock at a conversion price that is equal to the greater of the market price of our common stock on the day prior to the conversion, or $1.00. The shares issuable under the Note will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

If the 2013 EBITDA is greater than CDN$2,000,000, Apex shall pay an amount, to its former owners, (the “2013 EBITDA Additional Earn-Out Amount”) by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000, up to a maximum of CDN$500,000. The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company’s common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company’s common stock in the month of July 2013.  The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

The fair value of the earn out was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date).  At September 30, 2013, the calculated Earn-Out Payment due under the Purchase Agreement was CDN$341,000 (US$331,000).  Accordingly, there is CDN$341,000 (US$331,000) recorded as potential additional purchase consideration in the unaudited condensed consolidated financial statements.  The adjustment of CDN$735,000 (US$713,000) was recorded as a separate component of operating expenses in the Company’s Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2013.  On October 31, 2013 the Sellers disputed the Company’s calculation of the Earn-Out Payment due and has stated the payment should be $1.6 million.  Per the terms of the agreement, both parties have agreed on an accounting expert to issue a report on the earn-out calculation. The accounting expert has not completed their analysis as of the date of this filing.  The current balance is reported at its estimated fair value.

The Company also entered into an employment agreement with Donald Dalicandro, the Former Chief Executive Officer of Apex, as a result of the Apex acquisition. Under the employment agreement, the Company further agreed Mr. Dalicandro would be appointed to the Company’s board of directors effective June 4, 2012, and would not be removed from the Company’s board of directors during the Earn-Out Period (as defined in the employment agreement) and the Bonus Period (as defined in the employment agreement) except by death, bankruptcy, incapacity or voluntary resignation. The agreement calls for annual bonus upon achieving certain results of operation at Apex for the 12 months ending July 31, 2013, 2014, and 2015.  Such bonuses are considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not his employment is retained.  The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date).  At December 31, 2013 there is CDN$160,000 (US$149,000) recorded in accrued earn out consideration in the Company’s Consolidated Balance Sheets.

Apex Escrow Obligation - As part of the Apex Purchase Agreement, from the Closing Date up until the expiry of the bonus period, the Company is obligated to escrow 25% of any Equity Capital raised in excess of $500,000.  The funds in the escrow are to be used to pay the 2013 EBITDA Basic Earn-Out and the 2013 EBITDA Additional Earn-Out and the additional bonus consideration.  In December 2012, the Company raised $7,042,000 as part of the Series D Purchase Agreement.  In August 2013, the Company raised $1,756,000 as part of the Common Stock Purchase Agreement.  In November 2013, the Company raised $4,090,000 as part of the Series E Purchase Agreement. These funds have not been placed into escrow pending agreement between the Company and the sellers of Apex regarding the financial institution that will escrow the funds, the amount of funds that are to be placed in escrow and the escrow agreement itself.

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations.  These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business.  The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies.  An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated.  The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers.  The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances.  No material indemnification liabilities were accrued at December 31, 2013.

The Company has employment agreements with two of our key executive officers as of December 31, 2013.  The agreements do not provide for any material, out of ordinary course of business provisions or benefits.

The Company had an employment agreement with its Former Chief Operating Officer. As of December 3, 2013, the employment of the Company’s Chief Operating Officer was terminated.  Pursuant to the Agreement, the officer was entitled to an annual bonus calculated pursuant to terms set forth in the Agreement. The agreement also contained a severance provision providing six months of salary.

The Company had an employment agreement with Donald Dalicandro, the former Chief Executive Officer of Apex, as a result of the Apex acquisition.  As of July 31, 2013, the Company and Mr. Dalicandro agreed to separation terms.  Per the separation agreement, it would provide for normal pro-rata salary payments twice monthly, including receiving various employee benefits, to cover the transition period August 1, 2013 through October 31, 2013 and the severance period, November 1, 2013 through April 30, 2014.  As part of the Apex Purchase Agreement, the Company is obligated to pay an additional bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as we are obligated to pay the bonus regardless of whether or not his employment is retained (see further discussion above).